VANECK PHARMACEUTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.5%
Denmark : 7.5%
Novo Nordisk A/S (ADR) 668,595 $ 46,146,427
Underline
France : 4.5%
Sanofi SA (ADR) 568,627 27,470,370
Underline
Israel : 1.6%
Teva Pharmaceutical
Industries Ltd. (ADR) * 580,150 9,723,314
Underline
Japan : 3.0%
Takeda Pharmaceutical Co.
Ltd. (ADR) † 1,176,822 18,193,668
Underline
Switzerland : 7.6%
Novartis AG (ADR) 384,207 46,492,889
Underline
United Kingdom : 12.3%
AstraZeneca PLC (ADR) 383,248 26,781,371
GSK PLC (ADR) † 679,013 26,074,099
Haleon PLC (ADR) † 2,154,092 22,337,934
75,193,404
United States : 63.0%
AbbVie, Inc. 147,569 27,391,758
Axsome Therapeutics, Inc. *
† 16,333 1,705,002
Bausch Health Cos, Inc. * † 131,226 873,965
Bristol-Myers Squibb Co. 563,409 26,080,203
Cencora, Inc. 79,067 23,708,240
Number
of Shares Value
United States (continued)
Elanco Animal Health, Inc. *
† 143,156 $ 2,044,268
Eli Lilly & Co. 145,367 113,317,937
Jazz Pharmaceuticals PLC * 26,826 2,846,775
Johnson & Johnson 400,702 61,207,230
McKesson Corp. 39,377 28,854,678
Merck & Co., Inc. 451,193 35,716,438
Organon & Co. † 107,451 1,040,126
Perrigo Co. PLC 47,112 1,258,833
Pfizer, Inc. 1,154,439 27,983,601
Viatris, Inc. 446,849 3,990,362
Zoetis, Inc. 169,909 26,497,308
384,516,724
Total Common Stocks
(Cost: $681,484,159) 607,736,796
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.6%
Money Market Fund: 2.6%
(Cost: $15,771,761)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 15,771,761 15,771,761
Total Investments: 102.1%
(Cost: $697,255,920) 623,508,557
Liabilities in excess of other assets: (2.1)% (13,047,422)
NET ASSETS: 100.0% $ 610,461,135
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $56,264,637.